Accumulated other comprehensive income (Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	¥ 20,067,137	¥ 19,430,102	¥ 18,183,076
Effect of change in accounting policy		(27,538)
Other comprehensive income (loss) before reclassifications, net of taxes	(286,079)	(42,788)	(170,629)
Reclassifications, net of taxes	10,392	(6,197)	(22,221)
Other comprehensive income (loss), net of tax	(275,687)	(48,985)	(192,850)
Less - Other comprehensive income attributable to noncontrolling interests	20,268	6,256	(973)
Equity transaction with noncontrolling interests and other	(28,939)	(2,121)	(1,659)
Balances	20,737,682	20,067,137	19,430,102
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(649,532)	(679,085)	(560,108)
Effect of change in accounting policy		105
Other comprehensive income (loss) before reclassifications, net of taxes	(333,854)	25,639	(113,942)
Reclassifications, net of taxes		1,377	(6,664)
Other comprehensive income (loss), net of tax	(333,854)	27,016	(120,606)
Less - Other comprehensive income attributable to noncontrolling interests	20,668	2,432	1,629
Equity transaction with noncontrolling interests and other	3,432
Balances	(959,286)	(649,532)	(679,085)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(1,252)	1,329,584	1,426,003
Effect of change in accounting policy		(1,309,725)
Other comprehensive income (loss) before reclassifications, net of taxes	113,978	(6,139)	(72,501)
Reclassifications, net of taxes	4,385	(15,026)	(22,058)
Other comprehensive income (loss), net of tax	118,363	(21,165)	(94,559)
Less - Other comprehensive income attributable to noncontrolling interests	40	54	(2,022)
Equity transaction with noncontrolling interests and other	(124)		162
Balances	117,027	(1,252)	1,329,584
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(265,866)	(214,800)	(224,973)
Other comprehensive income (loss) before reclassifications, net of taxes	(66,203)	(62,288)	15,814
Reclassifications, net of taxes	6,007	7,452	6,501
Other comprehensive income (loss), net of tax	(60,196)	(54,836)	22,315
Less - Other comprehensive income attributable to noncontrolling interests	(440)	3,770	(580)
Equity transaction with noncontrolling interests and other	2,488		(11,562)
Balances	(324,014)	(265,866)	(214,800)
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(916,650)	435,699	640,922
Effect of change in accounting policy		(1,309,620)
Equity transaction with noncontrolling interests and other	5,796		(11,400)
Balances	¥ (1,166,273)	¥ (916,650)	¥ 435,699